Vanguard Variable Insurance Fund Conservative
Allocation Portfolio
Vanguard Variable Insurance Fund Moderate
Allocation Portfolio

Supplement to the Prospectuses and Summary Prospectuses

Changes in Underlying Fund Allocations

The board of trustees of the Portfolios has approved a reallocation of a portion of each Portfolio’s bond exposure from domestic bonds to international bonds. To implement this change, each Portfolio will reallocate a portion of its bond holdings from Vanguard Variable Insurance Fund Total Bond Market Index Portfolio to Vanguard Total International Bond Index Fund. The Portfolios are expected to implement these allocation changes in the coming months.

The reallocation will occur in three stages. First, each Portfolio will redeem in kind—i.e., for securities rather than for cash—20% of its investment in Vanguard Variable Insurance Fund Total Bond Market Index Portfolio and simultaneously contribute the securities to Vanguard Total International Bond Index Fund (TIB) in exchange for Transition Shares of TIB. Transition Shares are a private share class of TIB, created exclusively for the use of Vanguard funds of funds to facilitate the movement of billions of dollars of assets in the most efficient and cost-effective manner. Second, TIB will sell the contributed securities and use the cash proceeds to purchase foreign bonds consistent with its target index, a process known as the “transition.” Third, when the transition is complete, each Portfolio will convert its ownership of TIB from Transition Shares to Investor Shares.

After these changes take effect, the percentage of each Portfolio’s assets allocated to each of the underlying funds will be as described in the following pages. The changes will not affect each Portfolio’s overall allocation to bonds, and the Portfolios’ expense ratios are expected to remain unchanged.

Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Fund Conservative Allocation Portfolio

The text under “Primary Investment Strategies” will be replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Portfolio’s assets to bonds and 40% to common stocks. The targeted percentages of the Portfolio’s assets allocated to each of the underlying funds are:

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	48%
•	Vanguard Variable Insurance Fund Equity Index Portfolio	22%
•	Vanguard Total International Stock Index Fund	12%
•	Vanguard Total International Bond Index Fund	12%
•	Vanguard Extended Market Index Fund	6%

The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 28% of the Portfolio’s assets in the aggregate.

The first bullet under “Primary Risks” will be replaced with the following:

• With a target allocation of approximately 60% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus and Summary Prospectus Text Changes for Vanguard Variable Insurance Fund Moderate Allocation Portfolio

The text under “Primary Investment Strategies” will be replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Portfolio’s assets to common stocks and 40% to bonds. The targeted percentages of the Portfolio’s assets allocated to each of the underlying funds are:

•	Vanguard Variable Insurance Fund Equity Index Portfolio	34%
•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	32%
•	Vanguard Total International Stock Index Fund	18%
•	Vanguard Total International Bond Index Fund	8%
•	Vanguard Extended Market Index Fund	8%

The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 42% of the Portfolio’s assets in the aggregate.

The second bullet under “Primary Risks” will be replaced with the following:

• With a target allocation of approximately 40% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/ regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes

The following will replace the first paragraph under More on the Balanced Portfolios:

The Balanced Portfolio invests in both stocks and bonds. The Conservative and Moderate Allocation Portfolios invest in shares of other Vanguard mutual funds to achieve exposure to stocks and bonds. The stock portion of the Balanced Portfolio is subject to investment style risk. The stock portion of each Portfolio is subject to stock market risk, while the bond portion of each Portfolio is subject to interest rate risk, income risk, credit risk, call risk, and prepayment risk. The bond portions of the Conservative and Moderate Allocation Portfolios are also subject to risks associated with investments in currency-hedged foreign bonds, including country/regional risk and currency hedging risk. Both portions of the Balanced Portfolio are subject to manager risk. Each Portfolio’s bond holdings help to reduce—but not eliminate—some of the stock market volatility experienced by the Portfolio. Likewise, changes in interest rates may not have as dramatic an effect on the Portfolios as they would on a portfolio made up entirely of bonds. Each Portfolio’s balanced holdings, in the long run, should result in less investment risk—and a lower investment return—than those of a portfolio investing exclusively in common stocks.

Within the same section, the first paragraph under the heading “Conservative and Moderate Allocation Portfolios” will be replaced with the following:

The Allocation Portfolios are “funds of funds,” which means that each Portfolio achieves its objective by investing in other mutual funds rather than in individual securities. Each Portfolio separately invests a percentage of its assets in five other Vanguard stock and bond mutual funds. The trustees of the Fund allocate each Portfolio’s assets among the underlying funds. The trustees may authorize a Portfolio to invest in additional Vanguard funds without shareholder approval. Additionally, the trustees may increase or decrease the percentage of a Portfolio’s assets invested in any particular underlying fund without advance notice to shareholders.

Within the same section, the text preceding the “Asset Allocation” table will be replaced with the following:

Each Allocation Portfolio invests in five underlying Vanguard funds to pursue a target allocation of stocks and bonds. The table that follows illustrates the asset allocation range for each Portfolio:

The following will be added at the end of the section:

By owning shares of Vanguard Total International Bond Index Fund, each Allocation Portfolio indirectly invests in currency-hedged foreign bonds and is therefore subject to the risks associated with such investments, including country/regional risk and currency hedging risk.

The Conservative Allocation and Moderate Allocation Portfolios are subject to country/regional risk and currency hedging risk. Country/ regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS VVIFC 032013

Vanguard Variable Insurance Fund Conservative
Allocation Portfolio
Vanguard Variable Insurance Fund Moderate
Allocation Portfolio

Supplement to the Prospectus

Changes in Underlying Fund Allocations

The board of trustees of the Portfolios has approved a reallocation of a portion of each Portfolio’s bond exposure from domestic bonds to international bonds. To implement this change, each Portfolio will reallocate a portion of its bond holdings from Vanguard Variable Insurance Fund Total Bond Market Index Portfolio to Vanguard Total International Bond Index Fund. The Portfolios are expected to implement these allocation changes in the coming months.

The reallocation will occur in three stages. First, each Portfolio will redeem in kind—i.e., for securities rather than for cash—20% of its investment in Vanguard Variable Insurance Fund Total Bond Market Index Portfolio and simultaneously contribute the securities to Vanguard Total International Bond Index Fund (TIB) in exchange for Transition Shares of TIB. Transition Shares are a private share class of TIB, created exclusively for the use of Vanguard funds of funds to facilitate the movement of billions of dollars of assets in the most efficient and cost-effective manner. Second, TIB will sell the contributed securities and use the cash proceeds to purchase foreign bonds consistent with its target index, a process known as the “transition.” Third, when the transition is complete, each Portfolio will convert its ownership of TIB from Transition Shares to Investor Shares.

After these changes take effect, the percentage of each Portfolio’s assets allocated to each of the underlying funds will be as described in the following pages. The changes will not affect each Portfolio’s overall allocation to bonds, and the Portfolios’ expense ratios are expected to remain unchanged.

Prospectus Text Changes for Vanguard Variable Insurance Fund Conservative Allocation Portfolio

The text under “Primary Investment Strategies” will be replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Portfolio’s assets to bonds and 40% to common stocks. The targeted percentages of the Portfolio’s assets allocated to each of the underlying funds are:

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	48%
•	Vanguard Variable Insurance Fund Equity Index Portfolio	22%
•	Vanguard Total International Stock Index Fund	12%
•	Vanguard Total International Bond Index Fund	12%
•	Vanguard Extended Market Index Fund	6%

The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures). The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 28% of the Portfolio’s assets in the aggregate.

The first bullet under “Primary Risks” will be replaced with the following:

• With a target allocation of approximately 60% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes for Vanguard Variable Insurance Fund Moderate Allocation Portfolio

The text under “Primary Investment Strategies” will be replaced with the following:

The Portfolio invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Portfolio’s assets to common stocks and 40% to bonds. The targeted percentages of the Portfolio’s assets allocated to each of the underlying funds are:

•	Vanguard Variable Insurance Fund Equity Index Portfolio	34%
•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	32%
•	Vanguard Total International Stock Index Fund	18%
•	Vanguard Total International Bond Index Fund	8%
•	Vanguard Extended Market Index Fund	8%

The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Portfolio’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The Portfolio uses its investment in Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two underlying funds may deviate slightly from the target allocation, the combination of the two underlying funds will equal approximately 42% of the Portfolio’s assets in the aggregate.

The second bullet under “Primary Risks” will be replaced with the following:

• With a target allocation of approximately 40% of its assets in bonds, the Portfolio is proportionately subject to bond risks, including: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the risk that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

Prospectus Text Changes

The following will replace the first paragraph under Investing in Vanguard Variable Insurance Fund Allocation Portfolios:

This prospectus provides information about the Vanguard Variable Insurance Fund Allocation Portfolios, two mutual funds that separately invest fixed percentages of assets in five other Vanguard stock and bond mutual funds. Because they invest in other funds, rather than in individual securities, each Portfolio is considered a “fund of funds.”

In the same section, the following will replace the second paragraph under “Asset Allocation Framework”:

Each Portfolio invests in five underlying Vanguard funds to pursue a target allocation of stocks and bonds. The table that follows illustrates the asset allocation range for each Portfolio:

The text under “Market Exposure” will be replaced with the following:

Each Portfolio invests in a different combination or proportion of a limited number of Vanguard funds: three equity funds and two bond funds. Designed as a balanced fund of funds for long-term investors, each Portfolio is diversified in terms of both asset class and investment style.

Each Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and securitized investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard to minimize currency exposures).

The first paragraph under “Bonds” will be replaced with the following:

By owning shares of other Vanguard mutual funds, each Portfolio indirectly invests, to varying degrees, in U.S. government, agency, and corporate bonds; mortgage-backed and asset-backed securities; and currency-hedged foreign bonds.

The following will be added to the end of the text under “Bonds”:

By owning shares of Vanguard Total International Bond Index Fund, each Portfolio is subject to risks associated with investments in currency-hedged foreign bonds.

Each Portfolio is subject to country/regional risk and currency hedging risk. Country/regional risk is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by foreign governments, government agencies, or companies. Currency hedging risk is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the fund’s foreign currency exposures.

The following will be added as the fifth bullet under “Security Selection”:

  Vanguard Total International Bond Index Fund seeks to track the performance of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) by investing in a representative sample of securities included in the Index. The Index provides a broad-based measure of the global, investment-grade, fixed-rate debt markets. The Index includes government, government agency, corporate, and securitized investment-grade foreign bonds, all issued in currencies other than the U.S. dollar and with maturities of more than one year. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between five and ten years. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the Fund will attempt to hedge its currency exposures.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 710 032013